OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

9. OTHER CURRENT LIABILITIES

The Company’s other current liabilities are summarized below:

	At December 31,
	2011	2012
Payable for purchase of property, plant and equipment	$84,832,129	$129,593,972
Provision for firm purchase commitment loss	3,940,000	—
Other payables	26,196,708	33,142,811
	$114,968,837	$162,736,783